Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000013875 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000013875 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000013875 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000013876 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	43.80%
C000013876 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000013876 [Member] | Short Term Variable Rate securities [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%
C000013876 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000013877 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000013877 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000013878 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000013878 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000013878 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	3.00%
C000013878 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.10%
C000013878 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	10.20%
C000013878 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.10%
C000013878 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.00%
C000013878 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	7.60%
C000013878 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.60%
C000013878 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.20%
C000013878 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	13.70%
C000013878 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000013878 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000013879 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000013879 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000013880 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000013880 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.10%
C000013880 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000013880 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000013881 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000013881 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.70%
C000013881 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000013881 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000013882 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000013882 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000013883 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000013883 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000013883 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000013884 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
C000013884 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[1]
C000013884 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
C000013884 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%	[1]
C000013884 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[1]
C000013884 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[1]
C000013884 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
C000013884 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000013884 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000013884 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000013884 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.70%
C000013884 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000013884 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	50.90%
C000013884 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000135632 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
C000135632 [Member] | International Equity [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[2]
C000135632 [Member] | U S Equity [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%	[2]
C000135632 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	49.90%	[2]

[1]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[2]	Affiliated investment companies (Underlying Funds), except for repurchase agreements.